PROVISIONS - Schedule of Provisions (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Non-current provisions	$ 6,741,516	$ 4,070,567	$ 3,441,439
Labor and social security
Disclosure of other provisions [line items]
Non-current provisions	1,305,780	1,382,456	645,226
Environmental restoration
Disclosure of other provisions [line items]
Non-current provisions	4,574,024	2,219,589	2,035,257
Civil and other
Disclosure of other provisions [line items]
Non-current provisions	$ 861,712	$ 468,522	$ 760,956